THE ARBOR FUNDS
                      U.S. GOVERNMENT SECURITIES MONEY FUND
                             PRIME OBLIGATIONS FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF JANUARY 31, 1997

Dear Shareholder:

The period ended January 31, 1997 was another one of strong performance and continued growth for the Prime Obligations Fund and the U.S. Government Securities Money Fund.

The Prime Obligations Fund continued to achieve high performance both in yield and growth of assets. Total assets in the Fund reached $477 million as of January 31, 1997, a 14.7 percent increase since our last report six months ago. Its 7-day yield was 5.35% and its 7-day effective yield was 5.49%. The Fund's total return for the year ended January 31 placed it in the top 9% of all prime institutional money funds according to Lipper Analytical Services.

The U.S. Government Securities Money Fund also performed well during this time. As of January 31, 1997, the Fund has assets of $587 million, a 36.2% increase in assets from July 31, 1996. The 7-day yield on January 31 was 5.22% and the 7-day effective yield was 5.36%, placing it in the top 18% of all institutional government money funds according to Lipper Analytical Services.

ECONOMIC ENVIRONMENT

The U.S. economy continued to grow during the past six months with little increase in measured inflation. Consumer spending grew at a comfortable pace during the period helped by continued job growth and improving consumer confidence. Business conditions were generally good, with few imbalances. Inventories remained low and output continued to increase. All of this good news on growth was matched by low inflation reports. Core inflation for 1996 dropped to the lowest level in recent memory.

Currently, the risk is that the GOLDILOCKS economy of moderate growth and low inflation will suddenly come to an end. Fears of a surge in future wages have been raised, and Fed Chairman Alan Greenspan has warned of a "preemptive strike" against inflation if the conditions warrant such a move. This has placed investors on edge that interest rates will head higher in the coming months.

THE OUTLOOK FOR INTEREST RATES

Currently, growth in the economy is strong, though inflation remains contained. Investor concerns of future Fed rate hikes have already pushed mortgage rates higher recently as a result of Chairman Greenspan's comments. This market discipline may be adequate to slow the economy in the months ahead and keep inflation at a low level.

We believe that the risk of an increase in rates by the Fed is much higher than just a few months ago, but we also believe that any move to tighten will be limited in magnitude. The current economic expansion is now entering its seventh year, making it one of the longest periods of continuous growth in modern U.S. history. A sharp increase in rates could put that record at risk. Our strategy will be to selectively lengthen average maturities in the money funds as opportunities become apparent.

We thank you for your participation in the Prime Obligations Fund and the U.S. Government Securities Money Fund. We will continue to utilize prudent investment strategies in our quest for strong investor returns.

                                   Sincerely,
                                   /S/ SIGNATURE
                                   Ben L. Jones, CFA
                                   President and Chief Investment Officer
                                   Crestar Asset Management Company

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
January 31, 1997

   Face
  Amount                                                                Value
   (000)    U.S. GOVERNMENT SECURITIES MONEY FUND                       (000)
-------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.7%
            FFCB  (A)
   $ 9,000       5.280%, 02/03/97                                      $ 8,995
    30,000       5.300%, 02/03/97                                       29,986
    25,000       5.310%, 02/03/97                                       24,990
     5,000       5.320%, 02/03/97                                        4,998
    15,000       5.345%, 02/04/97                                       14,994
            FFCB
    10,000       5.840%, 06/18/97                                        9,994
            FFCB Discount Note
    10,000       5.600%, 10/08/97                                        9,633
    25,000       5.583%, 11/14/97                                       23,945
    15,000       5.400%, 12/02/97                                       14,984
            FHLB (A)
    35,000       5.460%, 02/03/97                                       35,008
            FHLB Discount Note
    10,000       5.600%, 09/25/97                                        9,651
            FHLB
    15,000       5.050%, 02/21/97                                       15,000
    19,000       5.290%, 03/05/97                                       19,000
    19,800       5.350%, 03/14/97                                       19,800
     5,000       5.750%, 09/05/97                                        5,000
            FHLMC Discount Note
    25,000       5.340%, 02/24/97                                       24,915
            FHLMC
    20,000       5.640%, 08/28/97                                       19,972
            FNMA
    10,000       5.400%, 12/05/97                                        9,992
    10,000       8.650%, 02/10/98                                       10,278
            FNMA (A)
    42,500       5.245%, 02/03/97                                       42,494
    20,000       5.450%, 02/03/97                                       20,003
            FNMA Discount Note
    10,000       5.524%, 09/08/97                                        9,679
            SLMA (A)
    20,000       5.420%, 02/04/97                                       19,986
--------------------------------------------------------------------------------
                     Total U.S. Government Agency Obligations
                          (Cost $403,297)                              403,297
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
January 31, 1997

   Face
  Amount                                                                Value
   (000)    U.S. GOVERNMENT SECURITIES MONEY FUND (continued)           (000)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 30.8%
            First Boston Securities, 5.63%, dated 01/31/97,
               matures 02/03/97, repurchase price $25,011,729
               (collateralized by FHLMC obligation
               par value $26,105,000,
               5.35%, 05/02/97; with total market
   $25,000     value $25,751,966)                                     $ 25,000

            Greenwich Securities, 5.56%, dated 01/31/97, matures 02/03/97, repurchase price $75,187,590 (collateralized by various FNMA obligations ranging in par value $8,194-$4,682,627,
               6.50%-8.50%, 08/01/26-01/01/27; with total market
    75,153     value $76,658,024)                                       75,153

            Merrill Lynch Securities, 5.56%, dated 01/31/97, matures 02/03/97, repurchase price $31,012,997 (collateralized by various GNMA obligations ranging in par value $29,513-$21,443,000,
               7.00%-10.50%, 05/15/10-06/15/25; with total market
    30,999     value $31,619,674)                                       30,999

            Paine Webber Securities, 5.56%, dated 01/31/97, matures 02/03/97, repurchase price $49,592,246 (collateralized by various FNMA obligations ranging in par value $1,000-$18,517,336,
               0.00%-11.00%, 08/01/98-11/01/30; with total market
    49,569     value $50,560,534)                                       49,569
------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $180,721)       180,721
------------------------------------------------------------------------------
            Total Investments--99.5%                                   584,018
------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES--0.5%
            Other Assets and Liabilities, Net                            2,713
------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio shares (unlimited authorization - no par value)
              based on 586,759,273 outstanding shares of
              beneficial interest                                     $586,759
            Accumulated net realized loss on investments                   (28)
------------------------------------------------------------------------------
                     Total Net Assets--100.0%                         $586,731
==============================================================================
FFCB    -- Federal Farm Credit Bank
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Mortgage Corporation
FNMA    -- Federal National Mortgage Association
SLMA    -- Student Loan Marketing Association

(A) Variable Rate Security--The rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997. The date shown is the reset date.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
January 31, 1997

   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND                                       (000)
-------------------------------------------------------------------------------
            COMMERCIAL PAPER -- 10.3%
            FINANCIAL SERVICES -- 2.1%
            Strategic Asset
   $ 5,000       5.516%, 02/28/97                                       $ 4,980
     5,000       5.518%, 03/31/97                                         4,956
                                                                       --------
                     Total Financial Services                             9,936

            INDUSTRIAL -- 8.2%
            American Brands
    10,000       5.400%, 02/07/97                                         9,991
            General Electric Capital
    10,000       5.460%, 04/21/97                                         9,882
            General Motors Acceptance
     5,000       5.600%, 02/28/97                                         4,979
            Mitsubishi Motors
     4,700       5.528%, 04/24/97                                         4,642
            Walt Disney
    10,000       5.459%, 07/25/97                                         9,746
                                                                       --------
                     Total Industrial                                    39,240
-------------------------------------------------------------------------------
                     Total Commercial Paper (Cost $49,176)               49,176
-------------------------------------------------------------------------------
            CORPORATE BONDS -- 30.3%
            BANKING -- 6.9%
            PNC Bank
    18,000       5.390%, 10/01/97                                        17,993
            Sanwa Business Credit (A)
    10,000       5.400%, 02/03/97                                         9,999
            Wachovia Bank of North Carolina
     5,000       5.950%, 08/11/97                                         4,996
                                                                       --------
                     Total Banking                                       32,988
            FINANCIAL SERVICES -- 11.3%
            Bear Stearns (A)
    10,000       5.810%, 02/03/97                                        10,014
     8,000       5.542%, 02/06/97                                         8,000
            First Boston (A)
    18,000       5.450%, 02/03/97                                        18,000
            Merrill Lynch (A)
    18,000       5.460%, 02/03/97                                        18,000
                                                                       --------
                     Total Financial Services                            54,014
            INDUSTRIAL -- 12.1%
            General Motors Acceptance
    10,000       7.125%, 05/23/97                                        10,034
     2,000       6.125%, 06/09/97                                         2,001
     5,000       8.375%, 01/30/98                                         5,121
            IBM Credit
    10,000       5.780%, 08/20/97                                         9,993
            IBM
    10,000       5.670%, 01/28/98                                         9,990
            Philip Morris
    10,000       8.750%, 06/15/97                                        10,101
    10,000       9.250%, 12/01/97                                        10,282
                                                                       --------
                     Total Industrial                                    57,522
-------------------------------------------------------------------------------
                     Total Corporate Bonds (Cost $144,524)              144,524
-------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.4%
            FFCB (A)
    20,000       5.310%, 02/03/97                                        19,992
            FFCB
    10,000       5.930%, 07/01/97                                         9,997
            FHLB (A)
    10,000       5.460%, 02/03/97                                        10,002
            FHLB
     5,000       5.780%, 07/08/97                                         4,997
            FNMA (A)
    19,000       5.850%, 02/03/97                                        19,003
-------------------------------------------------------------------------------
                     Total U.S. Government Agency Obligations
                          (Cost $63,991)                                 63,991
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (concluded)                               THE ARBOR FUND
January 31, 1997

   Face
  Amount                                                                 Value
   (000)    PRIME OBLIGATIONS FUND (continued)                           (000)
-------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- 13.2%
            Bank of Tokyo
   $15,000       5.680%, 03/19/97                                      $ 15,001
    5,000        5.650%, 11/07/97                                         5,000
            Sanwa Bank
    15,000       5.450%, 03/25/97                                        15,000
     8,000       5.560%, 04/28/97                                         8,000
            Societe Generale
    10,000       5.650%, 04/01/97                                         9,999
    10,000       5.720%, 10/22/97                                         9,997
-------------------------------------------------------------------------------
                     Total Certificates Of Deposit (Cost $62,997)        62,997
-------------------------------------------------------------------------------
            BANK NOTES -- 5.2%
            Bank of New York
     5,000       5.930%, 09/03/97                                         4,994
            FCC National Bank of Detroit (A)
    10,000       5.380%, 02/03/97                                         9,996
            FCC National Bank of Detroit
    10,000       5.500%, 03/14/97                                         9,999
-------------------------------------------------------------------------------
                     Total Bank Notes (Cost $24,989)                     24,989
-------------------------------------------------------------------------------
            GUARANTEED INVESTMENT CONTRACTS -- 5.2%
            General American Life (A) (B)
    25,000       5.870%, 02/01/97                                        25,000
-------------------------------------------------------------------------------
                     Total Guaranteed Investment Contracts
                         (Cost $25,000)                                  25,000
-------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS --17.7%
            Greenwich Securities, 5.60%, dated 01/31/97,
               matures 02/03/97, repurchase price $21,256,968
               (collateralized by various FNMA obligations
               ranging in par value $27,299-$7,291,377,
               6.50%-9.00%, 12/01/17-12/01/26; with total market
    21,247     value $21,672,174)                                        21,247
            Merrill Lynch Securities, 5.590%, dated 01/31/97,
               matures 02/03/97, repurchase price $13,041,441
               (collateralized by GNMA par value $15,810,000,
    13,035     8.00%, 02/15/25, with market value $13,296,413)           13,035
            Paine Webber Securities, 5.630%, dated 01/31/97,
               matures 02/03/97, repurchase price $39,822,330
               (collateralized by various FNMA obligations
               ranging in par value $2,400-$42,032,000,
               0.00%-9.50%, 06/01/97-06/01/29; with total market
    39,804     value $40,604,541)                                        39,804
            Swiss Bank Securities, 5.60%, dated 01/31/97,
               matures 02/03/97, repurchase price $10,277,665
               (collateralized by FMNA par value $10,740,000,
    10,273     7.00%, 12/01/25; with market value $10,566,370)           10,273
-------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $84,359)          84,359
-------------------------------------------------------------------------------
            CASH EQUIVALENTS -- 4.2%
            AIM Liquid Asset Portfolio
    20,000                                                               20,000
-------------------------------------------------------------------------------
                     Total Cash Equivalents (Cost $20,000)               20,000
-------------------------------------------------------------------------------
            Total Investments--99.5%
              (Cost $475,036)                                           475,036
-------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES--0.5%
            Other Assets and Liabilities, Net--0.5%                       2,399
-------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio shares (unlimited authorization - no par value) based on 477,435,159 outstanding shares of
               beneficial interest                                      477,435
-------------------------------------------------------------------------------
                     Total Net Assets--100.0%                          $477,435
===============================================================================
FFCB  -- Federal Farm Credit Bank
FHLB  -- Federal Home Loan Bank
FNMA  -- Federal National Mortgage Association
(A) Variable Rate Security--The rate reported in the Statement of Net Assets is the rate in effect on January 31, 1997. The date shown is the reset date.
(B) The contract has no stated maturity date, but may be terminated unconditionally by the fund at any time upon at least 7 days notice to General American Life.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS                                          THE ARBOR FUND
For the Year Ended January 31, 1997
                                                           (IN THOUSANDS)
-------------------------------------------------------------------------------
                                                   U.S. GOVERNMENT     PRIME
                                                     SECURITIES     OBLIGATIONS
                                                     MONEY FUND        FUND
-------------------------------------------------------------------------------
Investment Income:
   Interest Income                                     $25,524        $23,136
-------------------------------------------------------------------------------
Expenses:
   Management Fees                                         380            335
   Waiver of Management Fees                              (168)          (126)
   Investment Advisory Fees                                950            837
   Waiver of Advisory Fees                                (626)          (629)
   Custodian Fees                                          170            152
   Transfer Agent Fees                                     143            126
   Professional Fees                                        34             27
   Registration Fees                                        15             22
   Insurance Expense                                         4              3
   Amortization of Organizational Cost                      48             71
   Other Fees                                                1             21
-------------------------------------------------------------------------------
     Total Expenses                                        951            839
-------------------------------------------------------------------------------
   Net Investment Income                                24,573         22,297
-------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments                 (14)             1
-------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations    $24,559        $22,298
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                               THE ARBOR FUND

                                                                                 (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
                                                                 U.S. GOVERNMENT                   PRIME
                                                                   SECURITIES                   OBLIGATIONS
                                                                   MONEY FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                            02/01/96      02/01/95        02/01/96     10/25/95(1)
                                                           TO 01/31/97   TO 01/31/96     TO 01/31/97   TO 01/31/96
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                   $  24,573      $  31,718       $  22,297      $ 6,362
   Net Realized Gain (Loss) on Investments                       (14)           (14)              1           --
------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations              24,559         31,704          22,298        6,362
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                     (24,573)       (31,718)        (22,297)      (6,362)
   Capital Gains                                                  --             --              (1)          --
------------------------------------------------------------------------------------------------------------------
     Total Distributions                                     (24,573)       (31,718)        (22,298)      (6,362)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (all at $1.00 per share):
   Proceeds from Shares Issued                             4,726,903      5,309,363       4,883,808    1,497,447
   Reinvestment of Cash Distributions                          1,621          1,480             846           --
   Cost of Shares Redeemed                                (4,656,649)    (5,375,381)     (4,789,851)  (1,114,815)
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions                            71,875        (64,538)         94,803      382,632
------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                  71,861        (64,552)         94,803      382,632
------------------------------------------------------------------------------------------------------------------
Net Assets: Beginning of Period                              514,870        579,422         382,632           --
------------------------------------------------------------------------------------------------------------------
Net Assets: End of Period                                $   586,731     $  514,870       $ 477,435    $ 382,632
------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on October 25, 1995

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             THE ARBOR FUND
For a Share Outstanding Throughout the Year

                       NET ASSET                DIVIDENDS        NET                  NET
                         VALUE       NET          FROM       ASSET VALUE             ASSETS
                       BEGINNING INVESTMENT  NET INVESTMENT      END      TOTAL   END OF PERIOD
                       OF PERIOD   INCOME        INCOME       OF PERIOD   RETURN      (000)
-------------------------------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Year Ended January 31,:
   1997                  $1.00      0.05         (0.05)        $1.00      5.29%    $586,731
   1996                  $1.00      0.06         (0.06)        $1.00      5.88%    $514,870
   1995(1)               $1.00      0.03         (0.03)        $1.00      4.98%*   $579,422
----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Year Ended January 31,:
   1997                  $1.00      0.05         (0.05)        $1.00      5.45%    $477,435
   1996(2)               $1.00      0.02         (0.02)        $1.00      5.82%*   $382,632
=================================================================================================

                                                    RATIO     RATIO OF
                                        RATIO    OF EXPENSES  NET INCOME
                           RATIO        OF NET    TO AVERAGE  TO AVERAGE
                         OF EXPENSES    INCOME    NET ASSETS  NET ASSETS
                         TO AVERAGE   TO AVERAGE  (EXCLUDING  (EXCLUDING
                         NET ASSETS   NET ASSETS   WAIVERS)    WAIVERS)
------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Year Ended January 31,:
   1997                    0.20%        5.17%       0.37%      5.00%
   1996                    0.20%        5.72%       0.37%      5.55%
   1995(1)                 0.20%*       4.98%*      0.38%*     4.80%*
----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Year Ended January 31,:
   1997                    0.20%        5.33%       0.38%      5.15%
   1996(2)                 0.20%*       5.61%*      0.40%*     5.41%*
=======================================================================

(1) Commenced operations on August 1, 1994
(2) Commenced operations on October 25, 1995
*Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND
January 31, 1997

1. Organization:

THE U.S. GOVERNMENT SECURITIES MONEY AND PRIME OBLIGATIONS FUNDS (the "Funds") are separate investment portfolios of The Arbor Fund (the "Trust"), an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate only to the U.S Government Securities Money and Prime Obligations Funds. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under this method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES--It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized using the accrual method of accounting. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.

     REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE--The net asset value per share of the Funds is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and recorded daily and paid monthly to shareholders. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     OTHER--On January 31, 1997 the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not significantly different from amounts reported for financial reporting purposes.

3. Administration, Transfer Agent and Distribution Agreements:

SEI Fund Resources (the "Administrator"), a Delaware business trust, serves as administrator to the Funds. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments

NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND
January 31, 1997

Company, is the owner of all beneficial interest in the Administrator. The Trust and the Administrator have entered into an administration agreement dated August 1, 1994. Under terms of the Administration Agreement, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .08% of the average daily net assets of each Fund. The Administrator and Crestar Asset Management Company (the "Advisor") have agreed to waive a portion of their respective fees to the extent necessary so that the total operating expenses of the Funds do not exceed an annual rate of .20% of average daily net assets. During the period from February 1, 1996 to January 31, 1997, the Administrator received net administration fees totaling approximately .04% of the average daily net assets of each Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Crestar Bank (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for each Fund. The Transfer Agent also acts as the shareholder servicing agent and custodian of the Funds.

The Trust and SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator, have entered into a distribution agreement (the "Distribution Agreement") dated August 1, 1994. The Distributor receives no fees for its distribution services under the Distribution Agreement.

4. Investment Advisory Agreement:

The Trust has entered into an investment advisory agreement with the Advisor dated August 1, 1994 under which the Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. During the period from February 1, 1996 to January 31, 1997, the Advisor received net fees totaling approximately .07% and
 .05% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. The Advisor is a wholly-owned subsidiary of Crestar Bank, which is a wholly-owned subsidiary of Crestar Financial Corporation.

5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of $24,600 for organizational work performed by a law firm of which two officers and a trustee of the Trust are partners.

Certain officers and a Trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and Trustee are paid no fees by the Trust for serving in their respective roles.

6. Concentration of Credit Risk

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Arbor Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Securities Money Portfolio and Prime Obligations Portfolio (separately managed Portfolios of The Arbor Fund, hereafter referred to as the "Fund") at January 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1997 by correspondence with the custodian, and with respect to unsettled securities transactions, the application of alternative auditing procedures, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Philadelphia, PA
March 14, 1997

NOTICE TO SHAREHOLDERS                                           THE ARBOR FUND
January 31, 1997                                                    (Unaudited)

For shareholders that do not have a January 31, 1997 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 1997 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended January 31, 1997, each portfolio is designating the following items with regard to distributions paid during the year.

                                                 (A)                 (B)                  (C)
                                              LONG TERM        ORDINARY INCOME           TOTAL
                                            CAPITAL GAINS       DISTRIBUTIONS        DISTRIBUTIONS
PORTFOLIO                                    (TAX BASIS)         (TAX BASIS)          (TAX BASIS)
---------------------------------------------------------------------------------------------------
U.S. Government Securities Money Fund            0%                 100%                 100%
Prime Obligations Fund                           0%                 100%                 100%
===================================================================================================

                                                 (D)                 (E)                  (F)
                                             QUALIFYING          TAX EXEMPT             FOREIGN
PORTFOLIO                                   DIVIDENDS(1)          INTEREST            TAX CREDIT
----------------------------------------------------------------------------------------------------
U.S. Government Securities Money Fund            0%                   0%                   0%
Prime Obligations Fund                           0%                   0%                   0%
===================================================================================================

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of each portfolio's total distributions.
** Items (D), (E) and (F) are based on a percentage of ordinary income distributions of each portfolio.

None of the Arbor Funds satisfy California's, Connecticut's, or New York's statutory requirements to pass through income from Federal obligations. Accordingly, the pro rata portion of income from Federal obligations will not be exempt from these states' respective income tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by Crestar Bank, the parent corporation of the Funds' investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.